Summary of significant accounting policies - Summary of Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	15 years
Bottom of range | Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	10 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	5 years
Bottom of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	3 years
Top of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	40 years
Top of range | Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	20 years
Top of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	15 years
Top of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment (in years)	15 years